Summary of Significant Accounting Policies - Other Narrative (Details) (10-K) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
Number of reportable segments | segment							1
Foreign currency transactional and re-measurement exchange (losses) and gains		$ (500)		$ (300)			$ (800)	$ 500	$ (1,800)
Goodwill impairment							0
Provision for doubtful accounts		300					1,500	1,800
Amortization of acquired technologies	$ 1,037	$ 2,700	$ 6,132	$ 5,700	$ 3,741	$ 11,876	24,257	24,067	26,428
Advertising expense							$ 13,903	$ 12,774	$ 11,576